Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation	Annual rates of depreciation are as follows:
%
Computers and software	33
Laboratory equipment	15-30
Furniture	6-15
Manufacturing equipment	50